UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): February 8, 2024

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001995314

RT WELLCO 2023 LLC

(Exact name of securitizer as specified in its charter)

Brad Carpenter, (412) 551-0168

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     _____________

_________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):   _______________

Central Index Key Number of underwriter (if applicable):     _____________

____________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), RT WellCo 2023 LLC has indicated by check mark that there is no activity to report for the calendar quarter ended December 31, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RT WELLCO 2023 LLC

By:	/s/ Brad Carpenter
	Name:	Brad Carpenter
	Title:	Officer

Date: February 8, 2024